Gain (Loss) on Settlement of Debt (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 18, 2020
Debt conversion of shares	3,448,025
Conversion price per share			$ 0.09
Debt conversion of shares, value	$ 226,839
Loss on settlement of debt	184,868	$ 250,778
Legal Settlement Agreement [Member] | Investor [Member]
Loss on settlement of debt	$ 229,142
Legal Settlement Agreement [Member] | Investor [Member] | Post Stock Split [Member]
Stock issued for stock split, shares	4,166,667
Number of shares returned treasury to cancelled		990,742
Legal Settlement Agreement [Member] | Investor [Member] | Pre-Stock Split [Member]
Stock issued for stock split, shares	25,000,000
Legal Settlement Agreement [Member] | Individual Investor [Member]
Number of reserved shares released and returned		19,055,551
Legal Settlement Agreement [Member] | Individual Investor [Member] | Pre-Stock Split [Member]
Number of shares returned treasury to cancelled		5,944,449
Convertible Promissory Note [Member]
Debt conversion of shares	2,520,434
Conversion price per share	$ 0.09
Debt conversion of shares, value	$ 226,839
Original value of note	182,565
Loss on settlement of debt	$ 44,274